Discontinued operations (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2013 reportable_segment	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Pipeline	Mar. 31, 2012 Pipeline	Mar. 31, 2011 Pipeline	Nov. 22, 2012 Pipeline	Mar. 31, 2013 Piling	Mar. 31, 2012 Piling	Mar. 31, 2011 Piling	Jun. 30, 2013 Piling
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of reportable business segments	2
Total consideration received upon disposal							16,250				227,500
Selling costs of disposal group							781
Net proceeds of disposal group							15,469
Book value of disposed assets
Accounts receivable, net								44,297
Unbilled revenue								9,324
Inventory							1,254	7,754
Prepaid expenses								181
Intangible assets								4,220
Property, plant and equipment, gross							17,491	83,359
Accumulated depreciation							(5,459)	(29,566)
Goodwill								32,901
Deferred tax assets								2,270
Pipeline related assets							13,286
Assets held for sale								154,740
Results of discontinued operations
Revenue				35,901	150,504	85,452		236,459	185,321	105,559
Project costs				36,090	164,278	87,703		172,593	136,080	84,175
Equipment operating lease expense								2,315	2,315	1,071
Depreciation				196	1,045	550		3,592	3,213	3,828
Gross profit (loss)				(385)	(14,819)	(2,801)		57,959	43,713	16,485
General and administrative expenses				1,246	1,371	1,449		12,451	11,696	9,654
Amortization of intangible assets								1,408	1,415	1,390
Gain on disposal of property, plant and equipment				(375)	0	0
Recovery of previously expensed tools, supplies and equipment parts				(1,095)	0	0
Gain on sale of inventory				(714)	0	0
Operating Income (loss)				553	(16,190)	(4,250)		44,100	30,602	5,441
Interest expense				700	1,050	1,050		7,639	7,129	6,408
Loss before income taxes				(147)	(17,240)	(5,300)		36,461	23,473	(967)
Deferred income tax expense (benefit)				173	(4,282)	(1,389)		9,295	6,294	46
Net loss from discontinued operations				(320)	(12,958)	(3,911)		27,166	17,179	(1,013)
Cash provided by (used in) the discontinued operations
Operating activities	38,191	6,175	11,681	928	(16,195)	(4,750)		37,263	22,370	16,431
Investing activities	(22,061)	(12,294)	(27,322)	11,986	(4,110)	(1,124)		(34,047)	(8,184)	(26,198)
Financing activities	(848)	(337)	0					(848)	(337)	0
Total cash provided by (used in) discontinued operations	15,282	(6,456)	(15,641)	12,914	(20,305)	(5,874)		2,368	13,849	(9,767)
Additional entitlement contingent on purchaser achieving profit milestones from assets sold											92,500
Additional entitlement contingency period											3 years
Book value of disposed liabilities
Accounts payable								17,048
Accrued liabilities								23
Billings in excess								3,115
Capital lease obligation								5,927
Deferred tax liabilities								12,733
Liabilities held for sale	38,846	0						38,846